Inventories	12 Months Ended
Mar. 31, 2025
Inventories [Abstract]
Inventories
6.	Inventories

	March 31, 2024	March 31, 2025
	US$	US$
Raw materials	1,164,420	873,974
Work-in-progress	247,248	259,343
Finished goods	626,327	501,756
Goods-in-transit	22,888	278,299
Less: Allowance for inventories write-down	(258,160)	(267,039)
	1,802,723	1,646,333

The cost of materials recognized as an expense and included in “cost of sales” amounted to US$6,358,736 (2024: US$5,067,173).

Movement in allowance for inventories write-down has been included in “cost of sales” are as follows:

	March 31, 2024	March 31, 2025
	US$	US$
At beginning of financial year	192,390	258,160
Charged to profit or loss	65,770	8,879
At end of financial year	258,160	267,039